Long-term Prepaid Expenses	12 Months Ended
Dec. 31, 2014
Long-term Prepaid Expenses [Abstract]
Long-term Prepaid Expenses

Note 5 – Long-term Prepaid Expenses

	December 31	December 31
	2013	2014
Prepaid expenses (1)	$3,045	$3,156

(1)	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.